Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Wedbush [Member] Common Stock [Member] USD ($)	Wedbush [Member] Additional Paid-in Capital [Member] USD ($)	Wedbush [Member] USD ($)	Aspire Capital [Member] Common Stock [Member]	MLV [Member] Common Stock [Member]	MLV [Member] Additional Paid-in Capital [Member] USD ($)	MLV [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
Balance at Jun. 30, 2010								$ 24	$ 127,381	$ (596)		$ (120,332)	$ 6,477
Balance (in Shares) at Jun. 30, 2010								24,005,813
Issuance of common stock upon exercise of employee stock options for cash									240				240
Issuance of common stock upon exercise of employee stock options for cash (in Shares)								137,019
Issuance of common stock upon release of restricted share units (in Shares)								47,175
Sale of common stock, net of financing costs								3	5,080				5,083
Sale of common stock, net of financing costs (in Shares)								2,445,108
Stock-based compensation expense									580				580
Net loss												(3,517)	(3,517)
Net change in unrealized loss on marketable securities											(1)		(1)
Balance at Jun. 30, 2011								27	133,281	(596)	(1)	(123,849)	8,862
Balance (in Shares) at Jun. 30, 2011								26,635,115
Issuance of common stock upon exercise of employee stock options for cash									134				134
Issuance of common stock upon exercise of employee stock options for cash (in Shares)								163,438
Issuance of common stock upon release of restricted share units (in Shares)								60,500
Sale of common stock, net of financing costs								10	15,058				15,068
Sale of common stock, net of financing costs (in Shares)								9,652,335
Stock-based compensation expense									875				875
Net loss												(13,575)	(13,575)
Net change in unrealized loss on marketable securities											(4)		(4)
Balance at Jun. 30, 2012								37	149,348	(596)	(5)	(137,424)	11,360
Balance (in Shares) at Jun. 30, 2012								36,511,388
Issuance of common stock upon exercise of employee stock options for cash									88				88
Issuance of common stock upon exercise of employee stock options for cash (in Shares)								10,518
Issuance of common stock upon release of restricted share units (in Shares)								48,000
Sale of common stock, net of financing costs	14	13,998	14,012			729	729						14,741
Sale of common stock, net of financing costs (in Shares)	14,251,368			(166,759)	414,099
Stock-based compensation expense									922				922
Net loss												(16,137)	(16,137)
Balance at Jun. 30, 2013								51	165,085	(596)	(5)	(153,561)	10,974
Balance (in Shares) at Jun. 30, 2013								51,068,614
Issuance of common stock upon release of restricted share units (in Shares)								78,000
Sale of common stock, net of financing costs						333	333						333
Sale of common stock, net of financing costs (in Shares)					335,910
Stock-based compensation expense									534				534
Net loss												(7,911)	(7,911)
Net change in unrealized loss on marketable securities											4		4
Balance at Dec. 31, 2013								$ 51	$ 165,952	$ (596)	$ (1)	$ (161,472)	$ 3,934
Balance (in Shares) at Dec. 31, 2013								51,482,524